Asset Impairment Charges (Reversals) - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) asset facility	Dec. 31, 2022 CAD ($) facility asset
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)	$ 46	$ (48)	$ 9
Assets	9,499	8,659
Reversal of impairment loss	17	$ 21
Wind Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | asset		2
Impairment charges		$ 13
Hydro
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility		2	4
Asset impairment charges (reversals)	0	$ (10)	$ 21
Hydro | Hydro Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | asset			4
Hydro | Level III | Non-recurring fair value measurement | Hydro Facilities
Disclosure of impairment loss recognised or reversed [line items]
Assets		70	$ 89
Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)	$ 0	$ (4)	$ 43
Wind and Solar | Wind and Solar Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | asset			6
Wind and Solar | Wind Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility		3
Wind and Solar | Level III | Non-recurring fair value measurement | Wind and Solar Facilities
Disclosure of impairment loss recognised or reversed [line items]
Assets		$ 540	$ 754
Reversal of impairment loss		17
Wind and Solar | Level III | Non-recurring fair value measurement | Wind Facilities
Disclosure of impairment loss recognised or reversed [line items]
Assets		$ 130
Wind
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility			5
Solar
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility			1